Document and Entity Information	12 Months Ended
Oct. 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2012
Registrant Name	T. Rowe Price Short-Term Bond Fund, Inc.
Central Index Key	0000731890
Amendment Flag	false
Document Creation Date	Sep. 27, 2012
Document Effective Date	Oct. 01, 2012
Prospectus Date	Oct. 01, 2012